OTHER OPERATING INCOME AND EXPENSES (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues for assets received in lieu of payment
Gain on sales of assets received in lieu of payment	$ 5,566	$ 1,176	$ 116
Others	2,578	75	169
Subtotal	8,144	1,251	285
Other contingency provisions			5
Subtotal			5
Other revenues
Gain on sales of property, plant and equipment	14,119	37
Subtotal	14,119	37
Leasing contibutions revenue	522	514
Income tax Leasing assets		144
Other operatong income - Subsidiaries	3,092	2,572
Gain on sales of leased assets	19	349	274
Other operating income - Leasing	173	598	3,499
Insurance reimbursement	21	742
Minor Revenue	7,244	7,151	4,095
Provision Reimbursement	2,352	4,997
Other income	5,846	1,092	603
Subtotal	19,269	18,159	8,471
Total	$ 41,532	$ 19,447	$ 8,761